Leases (Details)	12 Months Ended
Jan. 31, 2023 CAD ($)
Leases
Right of use of assets, beginning balance	$ 3,251,638
Disposal - ROU asset	(3,330,947)
Disposal - Accumulated amortization on ROU asset	264,362
Amortization on ROU asset	$ (185,053)